Recent Accounting Pronouncements and Accounting Changes	12 Months Ended
Dec. 31, 2015
Recent Accounting Pronouncements and Accounting Changes

5. Recent accounting pronouncements and accounting changes

In May of 2014 (subsequently amended in August of 2015), the Financial Accounting Standards Board (FASB) issued a new revenue recognition standard entitled “Revenue from Contracts with Customers.” The objective of the standard is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows from a contract with a customer. The standard is effective for annual reporting periods beginning after December 15, 2017, which for the company is January 1, 2018. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, which for the company in January 1, 2017. The standard allows for either “full retrospective” adoption, meaning the standard is applied to all periods presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements. The company is currently assessing when and which method it will choose for adoption, and is evaluating the impact of the adoption on its consolidated results of operations and financial position.

Effective January 1, 2016, the company will adopt new guidance issued by the FASB that simplifies the balance sheet classification of deferred income taxes. The new guidance requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. Previous guidance required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The new guidance will be applied on a retrospective basis whereby prior-period financial statements will be adjusted to reflect the application of the new guidance.